Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income from continuing operations	$ 309	$ (3,175)	$ (9,252)
Net loss from discontinued operations			(5,056)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	16	18	226
Amortization of operating lease right-of-use asset	2,174	2,076	3,519
Lease termination and modification gain			(756)
Share-based compensation expense			1,083
Bad debt provision	(90)	389	163
Impairment loss			657
Loss on disposal of subsidiaries			163
Disposal loss from property and equipment		267
Accounts receivable	(171)	(1,384)	(415)
Prepaid and other current assets	(62)	5,993	788
Other non-current assets	1,724	39	722
Accounts payable	(637)	(1,007)	(237)
Accrued and other liabilities	(439)	(2,298)	860
Income tax payable	(498)	(18)
Deferred revenue			(781)
Operating lease liabilities	(691)	(1,190)	(2,386)
Net cash (used in)/provided by operating activities, continuing operations	1,635	(290)	(5,646)
Net cash used in operating activities, discontinued operations	0	0	(3,602)
Cash flows from investing activities
Purchase of property and equipment	(1,200)
Purchase of other non-current assets	(810)
Net cash used in investing activities, continuing operations	(2,010)
Net cash used in by investing activities, discontinued operations	0	0	(19,491)
Cash flows from financing activities
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares, net off expenses		1,864
Proceeds from short-term borrowing	1,200	2,439	3,014
Repayments of short-term borrowing	(2,439)	(1,500)
Net cash provided by (used in) financing activities, continuing operations	(1,239)	2,803	3,014
Net cash provided by financing activities, discontinued operations	0	0	2,040
Effects of exchange rate changes on cash, cash equivalents and restricted cash		(128)	(100)
Net change in cash, cash equivalents and restricted cash	(1,614)	2,385	(23,785)
Cash, cash equivalents and restricted cash at beginning of year	10,055	7,670	31,455
Cash, cash equivalents and restricted cash at end of year	8,441	10,055	7,670
Less: Cash, restricted cash and cash equivalents of discontinued operations
Cash, cash equivalents and restricted cash at end of year from continuing operations	8,441	10,055	7,670
Supplemental disclosure of cash flow information
income tax paid	(5)	(27)
Interest paid	(171)	(164)	(1)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries			62
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries			86
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities		129
Receivable from sale of discontinued operations			$ 6,058